Restricted cash and cash and cash equivalents - Schedule of Cash and Cash Equivalents for Consolidated Statement (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule Of Cash And Cash Equivalents For Consolidated Statement Abstract
Cash and cash equivalents	¥ 60,259	¥ 42,836